Intangible assets and goodwill (Details 2)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Mining property, water rights and rights of way [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Bottom of range [member] | Mining property [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 year
Bottom of range [member] | Intellectual property rights, patents and other industrial property rights, service [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 year
Bottom of range [member] | Commercial trademarks [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 year
Bottom of range [member] | IT programs [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2 years
Top of range [member] | Mining property, water rights and rights of way [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Top of range [member] | Mining property [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	11 years
Top of range [member] | Intellectual property rights, patents and other industrial property rights, service [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	16 years
Top of range [member] | Commercial trademarks [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of range [member] | IT programs [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6 years